[Lincoln Letterhead]

May 5, 2004

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549


RE: Lincoln Life & Annuity Variable Annuity Account H
    Registration No. 333-92298

Commissioners:

The above listed Registrant is a certification filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We hereby certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 8, 2004.

If there are any questions regarding this filing, please contact me at (260) 455-4197.


Sincerely,

/s/ Karen Putman

Karen Putman
Securities Fund Specialist
Lincoln Life & Annuity Company of New York